Inventory	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Inventory	Note 3 - Inventory Inventory consists of the following:
	December 31,
	2013	2012

Raw materials	$29,000	$—
Work-in-process	—	—
Finished goods	—	—
Less: inventory reserve	—	—
Total inventory	$29,000	$—